RiverPark Large Growth Fund

December 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.2%**
Communication Services – 21.5%
Alphabet, Cl A *	9,285	$819
Alphabet, Cl C *	9,251	821
Meta Platforms, Cl A *	9,208	1,108
Netflix *	4,256	1,255
Pinterest, Cl A *	46,336	1,125
Snap, Cl A *	102,373	916
Walt Disney *	11,895	1,034
		7,078
Consumer Discretionary – 10.3%
Amazon.com *	15,512	1,303
Booking Holdings *	479	966
Nike, Cl B	9,454	1,106
		3,375
Financials – 10.5%
Blackstone, Cl A	15,208	1,128
Charles Schwab	18,681	1,556
KKR	16,437	763
		3,447
Health Care – 5.7%
Illumina *	3,181	643
Intuitive Surgical *	4,594	1,219
		1,862
Industrials – 4.2%
Uber Technologies *	55,939	1,383

Information Technology – 46.0%
Adobe *	1,996	672
Adyen ADR *	66,133	912
Apple	11,383	1,479
Autodesk *	5,323	995
Datadog, Cl A *	9,262	681
Five9 *	11,367	771
Intuit	2,173	846
Mastercard, Cl A	3,611	1,256
Microsoft	6,854	1,644
NVIDIA	4,867	711
PayPal Holdings *	13,835	985
RingCentral, Cl A *	20,899	740
ServiceNow *	2,213	859
Shopify, Cl A *	29,551	1,026
Visa, Cl A	3,922	815

Description	Shares	Value (000)
Workday, Cl A *	4,377	$732
		15,124
Total Common Stock
(Cost $26,281) (000)		32,269

Total Investments — 98.2%
(Cost $26,281) (000)		$32,269

Percentages are based on Net Assets of $32,871 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400

Wedgewood Fund

December 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.9%**
Communication Services – 10.8%
Alphabet, Cl A *	16,735	$1,476
Meta Platforms, Cl A *	10,584	1,274
		2,750
Consumer Discretionary – 12.6%
Booking Holdings *	441	889
Pool	1,736	525
Tractor Supply	7,944	1,787
		3,201
Energy – 3.6%
Texas Pacific Land	388	910

Financials – 10.0%
First Republic Bank	9,318	1,136
Progressive	6,328	821
S&P Global	1,790	599
		2,556
Health Care – 10.2%
Edwards Lifesciences *	13,675	1,020
UnitedHealth Group	3,007	1,594
		2,614
Industrials – 8.5%
Copart *	20,071	1,222
Old Dominion Freight Line	3,307	939
		2,161
Information Technology – 43.2%
Apple	12,905	1,677
CDW	9,336	1,667
Microsoft	5,912	1,418
Motorola Solutions	7,599	1,959
PayPal Holdings *	16,515	1,176
Taiwan Semiconductor Manufacturing ADR	18,569	1,383
Visa, Cl A	8,251	1,714
		10,994
Total Common Stock
(Cost $20,048) (000)		25,186

Total Investments — 98.9%
(Cost $20,048) (000)		$25,186

Percentages are based on Net Assets of $25,456 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400

RiverPark Short Term High Yield Fund

December 31, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 50.7%
Communication Services – 9.6%
CCO Holdings
4.000%, 03/01/23 (a)		32,463	$32,342
Linkem
8.702%, Euribor 3 Month + 6.500%, 02/09/23 (a) (b)	EUR	18,796	20,070
Quebecor Media
5.750%, 01/15/23		21,766	21,747
TEGNA
4.750%, 03/15/26 (a)		16,239	15,774
			89,933
Consumer Discretionary – 6.8%
Ford Motor Credit
5.841%, ICE LIBOR USD 3 Month +1.235%, 02/15/23 (b)		2,352	2,350
3.087%, 01/09/23		25,729	25,742
Marriott Ownership Resorts
6.125%, 09/15/25 (a)		33,050	34,062
Toll Brothers Finance
4.375%, 04/15/23		1,090	1,085
			63,239
Consumer Staples – 4.7%
Albertsons
3.500%, 02/15/23 (a)		31,112	30,964
Chobani
7.500%, 04/15/25 (a)		13,656	13,319
			44,283
Energy – 12.4%
Cheniere Corpus Christi Holdings
7.000%, 06/30/24		19,894	20,154
DCP Midstream Operating
3.875%, 03/15/23		23,801	23,705
PBF Logistics
6.875%, 05/15/23		24,947	24,961
Talen Energy Supply
7.625%, 06/01/28 (a) (c)		13,031	13,609
7.250%, 05/15/27 (a) (c)		14,227	14,791
6.625%, 01/15/28 (a) (c)		3,764	3,854

Description		Face Amount (000)‡	Value (000)
Transocean Sentry
5.375%, 05/15/23 (a)		8,092	$8,020
W&T Offshore
9.750%, 11/01/23 (a)		6,812	6,716
			115,810
Financials – 0.5%
Stockwik Forvaltning
9.495%, STIBOR SEK 3-Month +7.000%, 09/03/23 (b)	SEK	10,000	924
StoneX Group
8.625%, 06/15/25 (a)		3,842	3,887
			4,811
Health Care – 4.4%
Columbia Care
13.000%, 05/14/23		9,870	9,771
9.500%, 02/03/26 (a)		8,000	7,855
Trulieve Cannabis
9.750%, 06/18/24		23,842	22,948
			40,574
Industrials – 7.3%
Ahern Rentals
7.375%, 05/15/23 (a)		35,795	35,795
Cytec Industries
3.500%, 04/01/23		580	580
EnerSys
5.000%, 04/30/23 (a)		10,253	10,247
IEA Energy Services
6.625%, 08/15/29 (a)		8,025	7,583
Seaspan
6.500%, 02/05/24 (a)		12,900	12,900
			67,105
Information Technology – 2.0%
Sprint
7.875%, 09/15/23		18,782	19,088

Materials – 1.9%
Freeport-McMoRan
3.875%, 03/15/23		15,352	15,335
Reliance Steel & Aluminum
4.500%, 04/15/23		2,367	2,367
			17,702

RiverPark Short Term High Yield Fund

December 31, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Utilities – 1.1%
Southern
8.399%, ICE LIBOR USD 3 Month +3.630%, 03/15/57 (b)	10,117	$10,117

Total Corporate Obligations
(Cost $477,587) (000)		472,662

Commercial Paper — 22.5%
Consumer Discretionary – 2.1%
General Motors
4.989%, 01/26/23 (d)	10,000	9,963
4.834%, 01/10/23 (d)		9,985
	10,000	19,948
Consumer Staples – 4.7%
Constellation Brands
5.155%, 02/07/23 (d)		17,901
Walgreens	18,000
5.065%, 02/13/23 (d)	25,609	25,454
		43,355
Energy – 1.6%
Targa Resources
5.052%, 01/03/23 (d)	15,000	14,993
		—
Health Care – 2.0%
Humana
4.882%, 01/11/23 (d)		18,708
	18,737	—
Industrials – 2.1%
Dover
4.558%, 01/10/23 (d)	19,817	19,789
		—
Information Technology – 7.0%
HP
4.800%, 01/23/23 (d)	24,449	24,373
Jabil
5.321%, 01/13/23 (d)	14,071	14,043
5.263%, 01/17/23 (d)	7,000	6,982
Oracle
4.607%, 01/13/23 (d)	19,817	19,785
		65,183
Materials – 1.9%
Shermin Williams
4.526%, 01/17/23 (d)	18,000	17,960

Description		Face Amount (000)‡/ Shares	Value (000)
Real Estate – 1.1%
Crown Castle
5.084%, 01/17/23 (d)		9,800	$9,776
			—
Total Commercial Paper
(Cost $209,752) (000)			209,712

Special Purpose Acquisition Companies — 11.9%
Common Stock– 11.9%
Diversified Financials – 11.9%
Alpha Partners Technology Merger, Cl A *		211,450	2,125
Alpha Partners Technology Merger Founder Shares *(e)		45,106	4
Anzu Special Acquisition I, Cl A *		98,738	997
Apollo Strategic Growth Capital II, Cl A *		200,000	2,004
ARYA Sciences Acquisition V, Cl A *		381,152	3,808
Atlantic Coastal Acquisition, Cl A *		179,019	1,794
Ault Disruptive Technologies *		255,000	2,614
AxonPrime Infrastructure Acquisition Founder Shares *(e)		22,000	1
Biotech Acquisition, Cl A *		799,001	8,070
Catalyst Partners Acquisition, Cl A *		150,000	1,512
Crescera Capital Acquisition, Cl A *		200,000	2,044
Crown PropTech Acquisitions, Cl A *		822,131	8,312
Direct Selling Acquisition, Cl A *		300,443	3,092
Elliott Opportunity II, Cl A *		195,208	1,968
G Squared Ascend I, Cl A *		110,000	1,112
G Squared Ascend II, Cl A *		50,000	507
Global Partner Acquisition II, Cl A *		504,706	5,103
GP Bullhound Acquisition I, Cl A *	EUR	274,873	2,928

RiverPark Short Term High Yield Fund

December 31, 2022 (Unaudited)

Description		Shares/ Number of Rights	Value (000)
Hambro Perks Acquisition, Cl A *	GBP	494,686	$6,040
HCM ACQUISITION CORP, Cl A *		255,000	2,616
Iconic Sports Acquisition, Cl A *		404,195	4,179
InFinT Acquisition, Cl A *		200,000	2,072
Innovative International Acquisition, Cl A *		142,500	1,468
Investcorp Europe Acquisition I, Cl A *		340,000	3,502
Kairos Acquisition, Cl A		350,000	3,528
Kismet Acquisition Two, Cl A *		50,000	505
Learn CW Investment, Cl A *		209,050	2,111
Liberty Resources Acquisition, Cl A *		50,000	510
M3-Brigade Acquisition II, Cl A *		143,007	1,433
M3-Brigade Acquisition III, Cl A *		358,543	3,636
Mercato Partners Acquisition, Cl A *		400,000	4,108
North Atlantic Acquisition, Cl A *		300,000	3,033
Onyx Acquisition I, Cl A *		70,000	721
Pontem, Cl A *		369,859	3,739
Semper Paratus Acquisition, Cl A *		175,000	1,808
Silver Spike Acquisition II, Cl A *		80,000	807
Sizzle Acquisition *		75,000	766
Spree Acquisition 1 *		702,000	7,231
Tristar Acquisition I, Cl A *		40,000	404
TZP Strategies Acquisition, Cl A *		200,000	2,020
Vision Sensing Acquisition, Cl A *		487,960	5,050
Western Acquisition Ventures *		157,143	1,600
			110,882
Rights– 0.0%
Diversified Financials – 0.0%
AIB Acquisition		350,000	39

Description		Number of Rights/Warrants/ Face Amount (000)‡	Value (000)
Broad Capital Acquisition		350,000	$35
Kairous Acquisition ltd *		89,501	13
Mountain Crest Acquisition V *		47,909	10
			97
Warrants– 0.0%
Diversified Financials – 0.0%
GP Bullhound Acquisition I
Expires 03/11/2027, Strike Price 11.50 *	EUR	137,504	48
Hambro Perks Acquisition
Expires 06/30/2024, Strike Price 11.50 *	GBP	309,843	30
			78
Total Special Purpose Acquisition Companies
(Cost $109,140) (000)			111,057

Convertible Bond — 6.8%
Information Technology – 6.8%
Zendesk
0.625%, 06/15/25		63,509	63,395

Total Convertible Bond
(Cost $63,159) (000)			63,395

Bank Loan Obligations — 4.5%
Communication Services – 2.3%
Gray Television
6.869%, 02/07/24 (f)		6,211	6,197
Univision Communications, 1st Lien
7.134%, 03/15/24 (f)		15,328	15,293
			21,490
Helath Care – 1.6%
WP City Bidco
7.634%, 12/22/28		14,846	14,810

RiverPark Short Term High Yield Fund

December 31, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Information Technology – 0.6%
MoneyGram Payment, 1st Lien
8.884%, 07/14/26	5,238	$5,213

Total Bank Loan Obligations
(Cost $41,501) (000)		41,513

Total Investments — 96.4%
(Cost $901,139) (000)		$898,339

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/05/23	SEK	9,752	USD	945	$10
Brown Brothers Harriman	01/05/23	GBP	4,996	USD	6,090	50
Brown Brothers Harriman	01/05/23	EUR	21,756	USD	22,896	(394)
						$(334)

Percentages are based on Net Assets of $931,605 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2022, these securities amounted to $271,788 (000) or 29.2% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(c)	Security in default on interest payments.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(e)	Level 3 security in accordance with fair value hierarchy. As of December 31, 2022, the total amount of Level 3 securities held by the Fund was $5 (000).
(f)	Unsettled bank loan. Interest rate may not be available.

Cl — Class
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
GBP— Great British Pound Sterling
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
SEK — Swedish Krona
STIBOR — Stockholm Interbank Offered Rate
USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400

RiverPark Long/Short Opportunity Fund

December 31, 2022 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.3%**
Communication Services – 23.4%
Alphabet, Cl A *	15,027	$1,326
Alphabet, Cl C *	14,994	1,330
Meta Platforms, Cl A *(a)	10,029	1,207
Netflix *	6,808	2,008
Pinterest, Cl A *	69,337	1,684
Snap, Cl A *	196,704	1,760
Walt Disney *	22,392	1,945
		11,260
Consumer Discretionary – 11.0%
Amazon.com *	24,724	2,077
Booking Holdings *	718	1,447
Nike, Cl B	14,909	1,745
		5,269
Financials – 6.3%
Blackstone, Cl A (b)	23,514	1,745
KKR	27,455	1,274
		3,019
Health Care – 6.1%
Illumina *	5,853	1,183
Intuitive Surgical *	6,530	1,733
		2,916
Industrials – 4.5%
Uber Technologies *	87,064	2,153

Information Technology – 42.0%
Adobe *	3,202	1,078
Adyen ADR	101,752	1,404
Apple	17,599	2,287
Autodesk *(a)	7,438	1,390
Datadog, Cl A *	16,614	1,221
Five9 *	19,378	1,315
Intuit	3,957	1,540
Mastercard, Cl A (a)	3,107	1,080
Microsoft	10,646	2,553
NVIDIA (a)	268	39
PayPal Holdings *	24,009	1,710
ServiceNow *	3,670	1,425
Shopify, Cl A *	50,353	1,748
Visa, Cl A	5,834	1,212

Description	Shares	Value (000)
Workday, Cl A *(a)	980	$164
		20,166
Total Common Stock
(Cost $40,157) (000)		44,783

Total Investments — 93.3%
(Cost $40,157) (000)		$44,783

RiverPark Long/Short Opportunity Fund

December 31, 2022 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2022 was as follows:

Long Exposure

Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000) †	Net Unrealized Appreciation/ (Depreciation) (000)†
Autodesk	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/31/2024	$61	$61	$—
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/30/2023	2,124	2,163	39
MasterCard, Inc., Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	06/07/2023	862	837	(25)
Meta Platforms, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	10/30/2023	930	812	(118)
Nvidia	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/28/2023	1,516	986	(530)
RingCentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	6,451	1,132	(5,319)
Workday Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2023	959	950	(9)
					$12,903	$6,941	$(5,962)

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000) †	Net Unrealized Appreciation/ (Depreciation) (000)†
Airbnb, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	$(335)	$(311)	$24
Amcor PLC	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(306)	(298)	8
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(323)	(316)	7
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(415)	(429)	(14)
Clorox Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/27/2023	(265)	(255)	10
Cogent Communications	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/15/2023	(416)	(494)	(78)
Conagra Brands	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	02/07/2023	(236)	(280)	(44)
Delta Air Lines	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(333)	(314)	19
Discover Financial Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(370)	(382)	(12)
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(369)	(513)	(144)
Harley-Davidson	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/07/2023	(418)	(434)	(16)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(312)	(302)	10
Huntsman	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(303)	(309)	(6)
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.65%	Maturity	06/22/2023	(1,833)	(1,870)	(37)
IShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.76%	Maturity	09/12/2023	(2,161)	(2,222)	(61)

RiverPark Long/Short Opportunity Fund

December 31, 2022 (Unaudited)

Short Exposure (continued)

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000) †	Net Unrealized Appreciation/ (Depreciation) (000)†
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	$(251)	$(274)	$(23)
Las Vegas Sands Corp.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(318)	(323)	(5)
Lyondellbasell Industries N.V., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(217)	(221)	(4)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(311)	(304)	7
Mondelez International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/12/2023	(247)	(271)	(24)
Ralph Lauren Corp, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(326)	(316)	10
RH	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/17/2023	(454)	(455)	(1)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.20%	Maturity	07/17/2023	(1,562)	(1,496)	66
Squarespace	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/16/2023	(334)	(353)	(19)
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(374)	(385)	(11)
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(275)	(261)	14
Wynn Resorts, Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(324)	(313)	11
Zoom Video Communications, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2023	(265)	(218)	47
						$(13,653)	$(13,919)	$(266)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $47,985 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the cash collateral as of December 31, 2022 was $6,410 (000).

Cl — Class
ETF — Exchange Traded Fund
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
S&P — Standard & Poor's
SPDR — Standard & Poor's Depository Receipt
USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 44.1%
Communication Services – 6.3%
CCO Holdings
4.000%, 03/01/23 (a)		1,674	$1,667
Clear Channel International BV
6.625%, 08/01/25 (a)		2,090	1,997
6.625%, 08/01/25 (a)		2,489	2,379
Connect Finco SARL
6.750%, 10/01/26 (a)		2,422	2,250
Getty Images
9.750%, 03/01/27 (a)		2,568	2,539
Go North Group
13.763%, STIBOR SEK 3-Month + 12.000%, 07/15/25 (b)	SEK	5,000	479
Linkem
8.702%, Euribor 3 Month + 6.500%, 02/09/23 (a) (b)	EUR	3,400	3,630
			14,941
Consumer Discretionary – 4.3%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,193	2,144
Anagram International
15.000%cash/0% PIK, 08/15/25 (a)		1,592	1,523
Georg Jensen
7.762%, Euribor 3 Month + 6.000%, 05/15/23 (b)	EUR	1,100	1,169
G-III Apparel Group
7.875%, 08/15/25 (a)		1,376	1,286
Hercules Achievement
12.754%, ICE LIBOR USD 3 Month + 8.000%, 12/22/24 (a) (b)		554	531
Jacktel
10.000%, 12/04/23 (a)		820	759
10.000%, 12/04/23		200	200
Lifefit Group Midco GmbH
9.678%, Euribor 3 Month + 7.500%, 01/26/25 (b)	EUR	1,160	1,239
MHH Holding BV
11.592%, ICE LIBOR USD 3 Month + 7.000%, 02/10/25 (b)		1,292	1,311
			10,162

Description		Face Amount (000)‡	Value (000)
Consumer Staples – 1.2%
Chobani
7.500%, 04/15/25 (a) (c)		2,591	$2,527
United Natural Foods
6.750%, 10/15/28 (a)		250	241
			2,768
Energy – 9.7%
Golar LNG
7.000%, 10/20/25 (a)		1,962	1,947
Greenfire Resources
12.000%, 08/15/25 (a)		1,330	1,424
International Petroleum
7.250%, 02/01/27 (a)		3,132	2,913
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,841
10.000%, 02/29/24 (a)		3,457	3,473
Mime Petroleum
10.250%, 11/10/26		550	499
Talen Energy Supply
7.625%, 06/01/28 (a) (d)		3,376	3,526
7.250%, 05/15/27 (a) (d)		1,358	1,412
6.625%, 01/15/28 (a) (d)		3,863	3,956
Transocean
7.500%, 04/15/31		1,008	677
W&T Offshore
9.750%, 11/01/23 (a)		1,566	1,544
			23,212
Financials – 3.6%
Aker Horizons
6.610%, NIBOR 3 Month + 3.250%, 08/15/25 (b)	NOK	8,500	819
LR Global Holding GmbH
9.204%, Euribor 3 Month + 7.250%, 02/03/25 (b)	EUR	2,129	1,914
StoneX Group
8.625%, 06/15/25 (a) (c)		5,685	5,752
			8,485
Health Care – 2.6%
Columbia Care
9.500%, 02/03/26 (a)		5,068	4,976
Prosomnus Holdings
Prime Rate + 6.500%, 04/06/26 (f)		1,513	1,300
			6,276
Industrials – 10.1%
Altera Shuttle Tankers
9.500%, 12/15/25		1,200	1,025

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Description		Face Amount (000)‡	Value (000)
FXI Holdings
12.250%, 11/15/26 (a)		2,331	$1,940
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		5,240	4,496
Icahn Enterprises
4.750%, 09/15/24		3,870	3,719
IEA Energy Services
6.625%, 08/15/29 (a)		6,723	6,353
Innovate
8.500%, 02/01/26 (a) (c)		7,002	5,037
XPO CNW
6.700%, 05/01/34		1,835	1,633
			24,203
Information Technology – 1.2%
Azerion Holding BV
7.250%, 04/28/24	EUR	500	522
Diebold Nixdorf
8.500%, 10/15/26 (a)		869	522
Duett Software Group
8.080%, NIBOR 3 Month + 5.000%, 04/12/26 (b)	NOK	4,589	445
DXC Technology
2.375%, 09/15/28		672	568
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	800	729
			2,786
Materials – 5.1%
Copper Mountain Mining
8.000%, 04/09/26 (a)		4,021	3,845
Impala BondCo
10.757%, STIBOR SEK 3-Month + 9.000%, 10/20/24 (b)	SEK	7,500	676
Infrabuild Australia Pty
12.000%, 10/01/24 (a)		4,766	4,630
Tacora Resources
8.250%, 05/15/26 (a)		4,367	3,169
			12,320
Total Corporate Obligations
(Cost $112,780) (000)			105,153

Description	Face Amount (000)‡	Value (000)
Commercial Paper — 21.2%
Consumer Discretionary – 1.3%
General Motors
4.834%, 01/10/23 (e)		$3,061
	3,065
Consumer Staples – 6.7%
Conagara Brands
5.017%, 01/09/23 (e)	4,000	3,995
Constellation Brands
5.022%, 01/12/23 (e)	5,400	5,390
5.020%, 01/10/23 (e)	250	250
Walgreens
5.067%, 02/13/23 (e)	6,364	6,325
		15,960
Health Care – 1.7%
Humana
4.986%, 02/06/23 (e)	4,000	3,980

Industrials – 3.0%
Dover
4.684%, 01/05/23 (e)	3,953	3,950
ITT
4.730%, 01/11/23 (e)	3,275	3,270
		7,220
Information Technology – 3.1%
Jabil
5.323%, 01/13/23 (e)	4,000	3,992
Oracle
4.562%, 01/13/23 (e)	3,371	3,366
		7,358
Materials – 1.9%
Eastman Chemical
4.832%, 01/10/23 (e)	4,675	4,668

Real Estate – 1.7%
Crown Castle
5.085%, 01/17/23 (e)	4,040	4,030

Utilities – 1.8%
Brookfield Infrastructure
4.988%, 01/24/23 (e)	4,325	4,311

Total Commercial Paper
(Cost $50,596) (000)		50,588

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Bank Loan Obligations — 11.2%
Communication Services – 1.0%
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien
8.938%, LIBOR + 4.500%, 02/19/26 (b)	2,382	$2,376

Consumer Discretionary – 6.9%
Cengage Learning, Inc., Term B Loan, 1st Lien
7.814%, LIBOR + 4.750%, 07/14/26 (b)	2,000	1,794
Chefs' Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.173%, CME Term SOFR + 4.750%, 08/17/29	542	536
Crocs, Inc., Term Loan, 1st Lien
8.481%, CME Term SOFR + 3.500%, 02/20/29 (b)	3,061	2,996
First Brands Group, LLC, 2021 Term Loan, 1st Lien
8.369%, CME Term SOFR + 5.000%, 03/30/27	182	172
First Brands Group, LLC, Initial Term Loan, 2nd Lien
11.871%, LIBOR + 8.500%, 03/30/28	3,393	3,043
Fogo de Chao Inc., 2018 Refinancing Term Loan, 1st Lien
8.634%, LIBOR + 4.250%, 07/04/25	876	823
Monitronics International, Inc., Loan, 1st Lien
11.915%, LIBOR + 0.065%, 03/29/24	3,301	2,175
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
11.440%, 10/26/28 (b)	6,071	3,896
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
12.985%, LIBOR + 8.250%, 06/01/29 (b)	2,786	975
		16,410

Description	Face Amount (000)‡	Value (000)
Energy – 0.5%
QuarterNorth Energy Holding Inc., Initial New Loan, 2nd Lien
12.384%, LIBOR + 8.000%, 08/27/26	1,284	$1,276

Health Care – 2.0%
GemmaCert, Term Loan
9.000%, 05/19/24 (f)	459	322
Inotiv Inc., Delayed Draw, Term Loan, 1st Lien
11.460%, 11/05/26 (g)	1,258	1,201
Inotiv Inc., Term Loan, 1st Lien
11.460%, 11/05/26 (b)	3,010	2,875
Inotiv Inc., Tranche 1, Term Loan, 1st Lien
11.178%, 11/05/26 (b)	486	464
		4,862
Materials – 0.8%
Elevate Textiles, Inc., Initial Term Loan, 1st Lien
8.743%, 05/01/24 (b)	1,110	768
Real Alloy Holding, Term Loan, 1st Lien
14.730%, LIBOR + 0.000%, 12/31/49 (f)	1,098	1,098
		1,866
Total Bank Loan Obligations
(Cost $31,109) (000)		26,790

Convertible Bonds — 3.7%
Communication Services – 3.1%
BuzzFeed
8.500%, 12/03/26 (a) (f)	5,400	3,591
Leafly Holdings
8.000%, 01/31/25 (f)	4,163	3,871
		7,462
Health Care – 0.6%
UpHealth
6.250%, 06/15/26 (a)	4,592	1,352

Total Convertible Bonds
(Cost $14,124) (000)		8,814

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Description		Shares/ Number of Warrants	Value (000)
Special Purpose Acquisition Companies — 3.3%
Common Stock– 3.3%
Diversified Financials – 3.3%
Alpha Partners Technology Merger Founder Shares * (f)		8,594	$1
AxonPrime Infrastructure Acquisition Founder Shares * (f)		4,000	—
Berenson Acquisition Founder Shares * (f)		12,570	—
Biote Founder Shares, Cl A *		187,945	701
ESM Acquisition, Cl A *		53,973	545
Financials Acquisition, Cl A *	GBP	64,486	781
Frontier Acquisition, Cl A *		175,000	1,764
Iconic Sports Acquisition, Cl A *		91,450	946
Mason Industrial Technology, Cl A *		277,191	2,770
Parabellum Acquisition Founder Shares * (f)		19,671	1
Revelstone Capital Acquisition Founder Shares * (f)		5,925	1
Trine II Acquisition, Cl A *		15,733	162
Vector Acquisition II, Cl A *		35,637	360
			8,032
Warrant– 0.0%
Diversified Financials – 0.0%
Financials Acquisition Corp (DI)
Expires 04/04/2027, Strike Price 11.50	GBP	33,086	2

Total Special Purpose Acquisition Companies
(Cost $7,205) (000)			8,034

Common Stock — 1.7%
Communication Services – 0.2%
KORE Group Holdings *		32,156	40
Verizon Communications		8,423	332
			372
Energy – 0.1%
QuarterNorth Energy *		1,821	246

Health Care – 0.1%
Biote, Cl A *		41,085	153
Prosomnus Holdings (f)		33,418	140
			293

Description	Shares/ Number of Warrants	Value (000)
Industrials – 0.0%
Monitronics International *	208,000	$31

Information Technology – 0.0%
Diebold Nixdorf *	35,400	50
MarketWise *	1,779	3
		53
Materials – 0.9%
RA Parent * (f)	33	2,131

Real Estate – 0.4%
Alpine Income Property Trust	15,492	295
CTO Realty Growth	31,324	573
		868
Total Common Stock
(Cost $4,219) (000)		3,994

Preferred Stock — 1.4%
Consumer Discretionary – 0.9%

Fossil Group, 7.000%	138,797	2,200
Garrett Motion, 11.000%*	11,292	98
		2,298
Financials – 0.5%

Argo Blockchain, 8.750%	39,644	121
Saratoga Investment. 6.000%	40,765	936
		1,057
Total Preferred Stock
(Cost $5,515) (000)		3,355

Warrants — 0.0%
Communication Services – 0.0%
Leafly Holdings *
Expires 11/07/2026, Strike Price $11.50	21,228	1

Energy – 0.0%
Mcdermott International * (f)
Expires 6/30/2027, Strike Price $12.33	258,269	—

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Description	Number of Warrants/ Shares	Value (000)
Mcdermott International * (f)
Expires 6/30/2027, Strike Price $15.98	286,965	$—
		—
Health Care – 0.0%
GemmaCert Preferred A-2 (f)
Expires 5/18/2026, Strike Price $7.608	21,135	—
Prosomnus Holdings (f)
Expires 04/20/2028, Strike Price $11.50	151,260	12
		12
Total Warrants
(Cost $153) (000)		13

Total Investments — 86.6%
(Cost $225,701) (000)		$206,741

Description	Face Amount (000)‡/ Shares	Value (000)
Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (0.9)%
Consumer Staples – (0.4)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,055)

Financials – (0.5)%
FS Energy and Power Fund
7.500%, 08/15/23 (a)	(1,060)	(1,064)

Total Corporate Obligations
(Proceeds $2,346) (000)		(2,119)

Common Stock — 0.0%
Information Technology – 0.0%
Diebold Nixdorf*	(35,400)	(50)

Total Common Stock
(Proceeds $77) (000)		(50)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $2,423) (000)		$(2,169)
Written Options — 0.0%
Total Written Options
(Premiums Received $72) (000)		$(40)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/05/23	EUR	8,667	USD	9,122	$(156)
Brown Brothers Harriman	01/05/23	SEK	12,394	USD	1,198	10
Brown Brothers Harriman	01/05/23	GBP	645	USD	786	6
Brown Brothers Harriman	01/05/23	NOK	12,471	USD	1,249	(24)
						$(164)

A list of the open option contracts held by the Fund at December 31, 2022 is as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — 0.0%
Put Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(196)	$(1,443)	$72.00	03/18/23	$(27)
Call Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(196)	$(1,443)	$75.00	01/21/23	$(6)
iShares iBoxx $ High Yield Corporate Bond ETF*	(196)	(1,443)	$77.00	03/18/23	(7)
		(2,886)			(13)
Total Written Options
(Premiums Received $72) (000)		$(4,329)			$(40)

Percentages are based on Net Assets of $238,604 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2022, these securities amounted to $85,613 (000) or 35.9% of Net Assets.
(b)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

(c)	This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of December 31, 2022 was $9,723 (000).
(d)	Security in default on interest payments.
(e)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(f)	Level 3 security in accordance with fair value hierarchy. As of December 31, 2022, the total amount of Level 3 securities held by the Fund was $12,468 (000).
(g)	Unsettled bank loan. Interest rate may not be available.

Cl — Class
CME — Chicago Mercantile Exchange
ETF — Exchange Traded Fund
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
GBP — British Pound Sterling
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
NIBOR — Norwegian Interbank Offered Rate
NOK — Norway
PIK — Paid-in-Kind
SEK — Swedish Krona
Ser — Series
STIBOR — Stockholm Interbank Offered Rate
USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400

RiverPark Floating Rate CMBS Fund

December 31, 2022 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 93.5%
Non-Agency Mortgage-Backed Obligation – 93.5%
BX Commercial Mortgage Trust, Ser 2022-IND, Cl E
8.313%, TSFR1M + 3.987%, 04/15/37 (a) (b)	$1,867	$1,754
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
8.218%, ICE LIBOR USD 1 Month + 3.900%, 01/15/34 (a) (b)	250	228
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
7.700%, TSFR1M + 3.364%, 10/15/37 (a) (b)	1,190	1,094
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
7.318%, ICE LIBOR USD 1 Month + 3.000%, 01/15/34 (a) (b)	1,000	920
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
6.750%, TSFR1M + 2.414%, 10/15/36 (a) (b)	876	838
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.718%, ICE LIBOR USD 1 Month + 2.400%, 09/15/36 (a) (b)	1,500	1,380
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
6.668%, ICE LIBOR USD 1 Month + 2.350%, 06/15/38 (a) (b)	1,985	1,843
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
6.568%, ICE LIBOR USD 1 Month + 2.250%, 01/15/34 (a) (b)	1,000	930
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.562%, ICE LIBOR USD 1 Month + 2.244%, 10/15/38 (a) (b)	1,853	1,730
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
6.270%, ICE LIBOR USD 1 Month + 1.952%, 05/15/38 (a) (b)	1,500	1,400
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl D
6.168%, ICE LIBOR USD 1 Month + 1.850%, 11/15/38 (a) (b)	2,000	1,890
BX Trust, Ser 2019-MMP, Cl F
7.110%, ICE LIBOR USD 1 Month + 2.792%, 08/15/36 (a) (b)	2,985	2,813

Description	Face Amount (000)	Value (000)
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
7.568%, ICE LIBOR USD 1 Month + 3.250%, 12/15/37 (a) (b)	$2,660	$2,476
Cold Storage Trust, Ser 2020-ICE5, Cl F
7.810%, ICE LIBOR USD 1 Month + 3.492%, 11/15/37 (a) (b)	2,949	2,810
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
6.968%, ICE LIBOR USD 1 Month + 2.650%, 05/15/36 (a) (b)	3,780	3,612
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
7.829%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,975
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
6.768%, ICE LIBOR USD 1 Month + 2.450%, 04/15/38 (a) (b)	1,300	1,231
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
6.368%, ICE LIBOR USD 1 Month + 2.050%, 12/15/37 (a) (b)	975	899
MHP, Ser 2021-STOR, Cl F
6.518%, ICE LIBOR USD 1 Month + 2.200%, 07/15/38 (a) (b)	1,500	1,396
MSCG Trust, Ser 2018-SELF, Cl D
5.968%, ICE LIBOR USD 1 Month + 1.650%, 10/15/37 (a) (b)	1,828	1,750
OPG, Ser 2021-PORT F
6.266%, ICE LIBOR USD 1 Month + 1.948%, 10/15/36 (a) (b)	685	634
Total Commercial Mortgage-Backed Securities
(Cost $35,374) (000)		33,603

Total Investments — 93.5%
(Cost $35,374) (000)		$33,603

RiverPark Strategic Income Fund

December 31, 2022 (Unaudited)

Percentages are based on Net Assets of $35,948 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2022, these securities amounted to $33,603 (000) or 93.5% of Net Assets.

Cl — Class
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
Ser — Series
USD — United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2400